Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Summary of remuneration of directors and other members of key management personnel
	December 31, 2023	December 31, 2022
	$	$
Short-term employee benefits	2,080,826	1,986,599
Share-based compensation	1,512,375	684,952

	3,593,201	2,671,551